INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Amortization of intangibles	$ 26,000	$ 26,000	$ 78,032	$ 78,032	$ 104,043	$ 104,043
Expected amortization expense
2023	26,000		26,000		104,000
2024	104,000		104,000		104,000
2025	104,000		104,000		104,000
2026	104,000		104,000		104,000
Thereafter	$ 288,000		$ 288,000		$ 288,000